Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Shares Capital [Member]	Equity Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2019	$ 526,884	$ 64,648	$ (207,392)	$ 384,140
Balance (shares) at Dec. 31, 2019	100,523,026
Statement [Line Items]
Total comprehensive loss for the period			(20,830)	(20,830)
Debenture exchange warrants		4,976		4,976
Vesting of restricted shares and RSU's	$ 874	(874)
Vesting of restricted shares and RSU's (shares)	153,304
Share-based compensation and rounding	$ 150	1,203		1,353
Share-based compensation and rounding (shares)	57,448
Balance at Dec. 31, 2020	$ 527,908	69,953	(228,222)	369,639
Balance (shares) at Dec. 31, 2020	100,733,778
Statement [Line Items]
Total comprehensive loss for the period			(15,569)	(15,569)
Debenture exchange warrants		2,542		2,542
Vesting of restricted shares and RSU's	$ 610	(610)
Vesting of restricted shares and RSU's (shares)	87,072
Share-based compensation and rounding	$ 204	791		995
Share-based compensation and rounding (shares)	58,032
Balance at Dec. 31, 2021	$ 528,722	$ 72,676	$ (243,791)	$ 357,607
Balance (shares) at Dec. 31, 2021	100,878,882